Consolidated and Combined Statements of Shareholders' Equity/Net Investment - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Net Investment	Accumulated Other Comprehensive Income, net of tax	Total
Beginning balance, shares at Sep. 30, 2013	0
Beginning balance, amount at Sep. 30, 2013	$ 0	$ 0	$ 0	$ 29,472	$ 58	$ 29,530
Net income				3,197		3,197
Minimum pension liability, net of tax					(2)	(2)
Actuarial (loss) gain, net					(3)	(3)
Ending balance, shares at Sep. 30, 2014	0
Ending balance, amount at Sep. 30, 2014	$ 0	0	0	32,669	53	32,722
Issuance of common stock at spinoff, shares	3,242,524
Issuance of common stock at spinoff, amount	$ 324					$ 324
Exercise of stock options, shares	16,000					16,000
Exercise of stock options, amount	$ 2	201				$ 203
Excess tax benefits from exercise of stock options		425				425
Stock-based compensation		174				174
Shares granted to Directors, shares	14,280
Shares granted to Directors, amount	$ 1	341				342
Net income	$ 0	0	3,339		0	3,339
Minimum pension liability, net of tax					(6)	(6)
Actuarial (loss) gain, net					4	4
Reclassification of net investment to capital in excess of par value		33,864	(1,520)	(32,669)		(325)
Ending balance, shares at Sep. 30, 2015	3,272,804
Ending balance, amount at Sep. 30, 2015	$ 327	35,005	1,819	0	51	37,202
Excess tax benefits from exercise of stock options		171				171
Stock-based compensation		384				384
Shares granted to Directors, shares	16,549
Shares granted to Directors, amount	$ 2	359				361
Net income			5,705			5,705
Minimum pension liability, net of tax						0
Actuarial (loss) gain, net					123	123
Ending balance, shares at Sep. 30, 2016	3,289,353
Ending balance, amount at Sep. 30, 2016	$ 329	$ 35,919	$ 7,524	$ 0	$ 174	$ 43,946